SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of calculation of basic and diluted net income per ordinary share

	For the Six Months	For the Six Months
	Ended June 30,	Ended June 30,
	2023	2022
Class B Redeemable ordinary shares
Numerator: Allocation of net income	$(462,502)	1,336,268
Denominator: Basic and diluted weighted average shares outstanding	7,318,182	23,000,000
Basic and diluted net income per Class A Ordinary Share	$(0.06)	0.06

Class B Non-redeemable ordinary shares
Numerator: Allocation of net income	$(364,965)	334,067
Denominator: Basic and diluted weighted average shares outstanding	5,750,000	5,750,000
Basic and diluted net income per Class B Ordinary Shares	$(0.06)	0.06

	For the Six Months	For the Six Months
	Ended June 30,	Ended June 30,
	2023	2022
Class B Redeemable ordinary shares
Numerator: Allocation of net income	$(344,603)	$5,995,835
Denominator: Basic and diluted weighted average shares outstanding	12,083,375	23,000,000
Basic and diluted net income per Class A Ordinary Share	$(0.03)	$0.26

Class B Non-redeemable ordinary shares
Numerator: Allocation of net income	$(163,983)	$1,498,959
Denominator: Basic and diluted weighted average shares outstanding	5,750,000	5,750,000
Basic and diluted net income per Class B Ordinary Shares	$(0.03)	$0.26

		For the Period
	For the Year	from May 21, 2021 (inception)
	Ended December 31,	through December 31,
	2022	2021
Class B Redeemable ordinary shares
Numerator: Allocation of net income, as adjusted	$9,316,614	$772,173
Denominator: Basic and diluted weighted average shares outstanding	23,000,000	2,808,036
Basic and diluted net income per Class A Ordinary Share	$0.41	$0.27
Class B Non-redeemable ordinary shares
Numerator: Allocation of net income, as adjusted	$2,329,154	$1,390,588
Denominator: Basic and diluted weighted average shares outstanding	5,750,000	5,056,920
Basic and diluted net income per Class B Ordinary Shares	$0.41	$0.27